Document and Entity Information	0 Months Ended
Mar. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2013
Registrant Name	GPS Funds II
Central Index Key	0001504079
Amendment Flag	false
Document Creation Date	Jul. 31, 2013
Document Effective Date	Jul. 31, 2013
Prospectus Date	Jul. 31, 2013
Service Class Prospectus | GuideMark(SM) Large Cap Growth Fund | Service Shares
Risk/Return:
Trading Symbol	GMLGX
Service Class Prospectus | GuideMark(SM) Large Cap Value Fund | Service Shares
Risk/Return:
Trading Symbol	GMLVX
Service Class Prospectus | GuideMark(SM) Small/Mid Cap Core Fund | Service Shares
Risk/Return:
Trading Symbol	GMSMX
Service Class Prospectus | GuideMark(SM) World ex-US Fund | Service Shares
Risk/Return:
Trading Symbol	GMWEX
Service Class Prospectus | GuideMark(SM) Opportunistic Equity Fund | Service Class
Risk/Return:
Trading Symbol	GMOPX
Service Class Prospectus | GuideMark(SM) Global Real Return Fund | Service Shares
Risk/Return:
Trading Symbol	GMGLX
Service Class Prospectus | GuideMark(SM) Core Fixed Income Fund | Service Shares
Risk/Return:
Trading Symbol	GMCOX
Service Class Prospectus | GuideMark(SM) Tax-Exempt Fixed Income Fund | Service Shares
Risk/Return:
Trading Symbol	GMTEX
Service Class Prospectus | GuideMark(SM) Opportunistic Fixed Income Fund | Service Shares
Risk/Return:
Trading Symbol	GMIFX
Service Class Prospectus | GuidePath(SM) Strategic Asset Allocation Fund | Service Shares
Risk/Return:
Trading Symbol	GPSTX
Service Class Prospectus | GuidePath(SM) Tactical Constrained(SM) Asset Allocation Fund | Service Shares
Risk/Return:
Trading Symbol	GPTCX
Service Class Prospectus | GuidePath(SM) Tactical Unconstrained(SM) Asset Allocation Fund | Service Shares
Risk/Return:
Trading Symbol	GPTUX
Service Class Prospectus | GuidePath(SM) Absolute Return Asset Allocation Fund | Service Shares
Risk/Return:
Trading Symbol	GPARX
Service Class Prospectus | GuidePath(SM) Multi-Asset Income Asset Allocation Fund | Service Shares
Risk/Return:
Trading Symbol	GPMIX
Service Class Prospectus | GuidePath(SM) Fixed Income Allocation Fund | Service Shares
Risk/Return:
Trading Symbol	GPIFX
Service Class Prospectus | GuidePath(SM) Altegris(R) Diversified Alternatives Allocation Fund | Service Shares
Risk/Return:
Trading Symbol	GPAMX
Institutional Class Prospectus | GuideMark(SM) Large Cap Growth Fund | Institutional Shares
Risk/Return:
Trading Symbol	GILGX
Institutional Class Prospectus | GuideMark(SM) Large Cap Value Fund | Institutional Shares
Risk/Return:
Trading Symbol	GILVX
Institutional Class Prospectus | GuideMark(SM) Small/Mid Cap Core Fund | Institutional Shares
Risk/Return:
Trading Symbol	GISMX
Institutional Class Prospectus | GuideMark(SM) World ex-US Fund | Institutional Shares
Risk/Return:
Trading Symbol	GIWEX
Institutional Class Prospectus | GuideMark(SM) Opportunistic Equity Fund | Institutional Shares
Risk/Return:
Trading Symbol	GIOEX
Institutional Class Prospectus | GuideMark(SM) Global Real Return Fund | Institutional Shares
Risk/Return:
Trading Symbol	GIGLX
Institutional Class Prospectus | GuideMark(SM) Core Fixed Income Fund | Institutional Shares
Risk/Return:
Trading Symbol	GICFX
Institutional Class Prospectus | GuideMark(SM) Tax-Exempt Fixed Income Fund | Service Shares
Risk/Return:
Trading Symbol	GMTEX
Institutional Class Prospectus | GuideMark(SM) Tax-Exempt Fixed Income Fund | Institutional Shares
Risk/Return:
Trading Symbol	GITFX
Institutional Class Prospectus | GuideMark(SM) Opportunistic Fixed Income Fund | Institutional Shares
Risk/Return:
Trading Symbol	GIOFX
Institutional Class Prospectus | GuidePath(SM) Strategic Asset Allocation Fund | Service Shares
Risk/Return:
Trading Symbol	GPSTX
Institutional Class Prospectus | GuidePath(SM) Strategic Asset Allocation Fund | Institutional Shares
Risk/Return:
Trading Symbol	GISRX
Institutional Class Prospectus | GuidePath(SM) Tactical Constrained(SM) Asset Allocation Fund | Service Shares
Risk/Return:
Trading Symbol	GPTCX
Institutional Class Prospectus | GuidePath(SM) Tactical Constrained(SM) Asset Allocation Fund | Institutional Shares
Risk/Return:
Trading Symbol	GITTX
Institutional Class Prospectus | GuidePath(SM) Tactical Unconstrained(SM) Asset Allocation Fund | Service Shares
Risk/Return:
Trading Symbol	GPTUX
Institutional Class Prospectus | GuidePath(SM) Tactical Unconstrained(SM) Asset Allocation Fund | Institutional Shares
Risk/Return:
Trading Symbol	GITUX
Institutional Class Prospectus | GuidePath(SM) Absolute Return Asset Allocation Fund | Service Shares
Risk/Return:
Trading Symbol	GPARX
Institutional Class Prospectus | GuidePath(SM) Absolute Return Asset Allocation Fund | Institutional Shares
Risk/Return:
Trading Symbol	GIARX
Institutional Class Prospectus | GuidePath(SM) Multi-Asset Income Asset Allocation Fund | Institutional Shares
Risk/Return:
Trading Symbol	GIMTX
Institutional Class Prospectus | GuidePath(SM) Fixed Income Allocation Fund | Institutional Shares
Risk/Return:
Trading Symbol	GIXFX
Institutional Class Prospectus | GuidePath(SM) Altegris(R) Diversified Alternatives Allocation Fund | Institutional Shares
Risk/Return:
Trading Symbol	GIAMX